Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies (Abstract)
Schedule of revenue percentage by major customer

Charterer	2012	2011	2010
A	17%	14%	16%
B	14%	10%	10%